Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Typical initial term of franchise agreement	5 years
Revenues	¥ 5,409,825	¥ 3,341,617	¥ 3,908,264
Franchise fees
Disaggregation of Revenue [Line Items]
Revenues	1,359,026	¥ 1,289,141	¥ 1,833,501
Health monitoring wearable device service
Disaggregation of Revenue [Line Items]
Revenues	¥ 0
Minimum | Franchise fees
Disaggregation of Revenue [Line Items]
Expected average contract life	7 years
Maximum | Franchise fees
Disaggregation of Revenue [Line Items]
Expected average contract life	10 years